Consolidated statement of income (Parenthetical) - CAD ($) $ in Billions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Profit or loss [abstract]
Interest income calculated based on effective interest method	$ 9.6	$ 7.6	$ 3.5